UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM ABS-EE/A

Amendment #1

This Form ABS-EE/A is being filed to correct the inadvertent filing of an incorrect Form ABS-EE for this issuing entity. The Form ABS-EE filed on June 28, 2019 (SEC Accession No. 0001056404-19-005922) should be disregarded and this Form 10-D/A should be referred to for the monthly distribution period from May 18, 2019 to June 17, 2019 for JPMDB Commercial Mortgage Securities Trust 2018-C8.

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity:  333-206361-14

Central Index Key Number of Issuing entity:  0001735646

JPMDB Commercial Mortgage Securities Trust 2018-C8
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206361

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682518

Starwood Mortgage Funding VI LLC
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT CMBS Finance, LLC
(Exact name of Sponsor as specified in its charter)

Bradley J. Horn (212) 834-9708
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ Bradley J. Horn
Bradley J. Horn, Executive Director

Dated : July 1, 2019

EXHIBIT INDEX

Exhibit Number	Description
EX 102	Asset Data File
EX 103	Asset Related Document